BUSINESS AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Millions	Apr. 26, 2017 $ / shares shares	Dec. 20, 2016 USD ($) $ / shares shares	May 05, 2017 $ / shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Sep. 22, 2016 USD ($)	Dec. 31, 2015 shares	Oct. 30, 2015 USD ($)
Share price | $ / shares				$ 20.00
Maximum borrowing capacity | $		$ 100.0				$ 215.0		$ 355.0
Revolving line of credit
Maximum borrowing capacity | $		$ 100.0						$ 250.0
Predecessor
Ratio		10.3583
Common units issued		16,100,000
Class A-1 common stock
Common stock issued				16,100,000	16,100,000		0
Class A-1 common stock | Private Placement
Shares issued		16,100,000
Share price | $ / shares		$ 20.00
Class A common stock
Common stock issued				4,077,970	3,802,792		0
Class A common stock | IPO
Shares issued	8,700,000
Share price | $ / shares	$ 14.00		$ 14.00
Class B common stock
Common stock issued				38,462,541	38,462,541		0
Legacy Owner Holdco | Class B common stock | Private Placement
Common units issued		38,462,541
Contributing Legacy Owners | Class A common stock | Predecessor
Common units issued		3,802,972
Common stock issued		3,802,972